Interest in Subsidiaries (Details)	12 Months Ended
Feb. 28, 2023
Maximum [Member]
Interest in Subsidiaries (Details) [Line Items]
Share capital percentage	90.00%
Minimum [Member]
Interest in Subsidiaries (Details) [Line Items]
Share capital percentage	10.00%
Picup Technologies Proprietary Limited [Member]
Interest in Subsidiaries (Details) [Line Items]
Description of disposal	On September 1, 2021, Cartrack Holdings (Pty) Ltd acquired 70.1% of the shares and voting interests in Picup Technologies Proprietary Limited for a consideration of ZAR 70.1 million (see Note 28).
Cartrack Tanzania Limited [Member]
Interest in Subsidiaries (Details) [Line Items]
Description of disposal	On September 24, 2021, Cartrack Technologies Pte. Limited acquired 49% of the shares and voting interest in Cartrack Technologies PHL. INC., for a cash consideration of PHP 9.2 million. As a result, the equity interest in Cartrack Technologies PHL. INC. increased from 51% to 100%.
Purple rain Properties No.444 Proprietary Limited [Member]
Interest in Subsidiaries (Details) [Line Items]
Business combination, description	On February 28, 2022, Cartrack acquired 100% of the shares and voting interests in Purple Rain Properties No. 444 Proprietary Limited for a consideration of ZAR 100 (see Note 28).
Karooooo Kenya Limited [Member]
Interest in Subsidiaries (Details) [Line Items]
Business combination, description	On June 15, 2022, the Group disposed of 30% of its interest in Karooooo Kenya Limited for a consideration of USD 380,000. An amount of ZAR 730,112, being the proportion share of the carrying amount of net assets in Karooooo Kenya Limited has been transferred to non-controlling interests.